Information By Segment and Geographic Region (Corporate Related Expenses And Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Segments Information Abstract
Assets	$ 11,851	$ 12,679
Capital Expenditures	169	170	165
Depreciation Expense	157	150	128
Products
Business Segments Information Abstract
Capital Expenditures	90	90	92
Depreciation Expense	93	87	80
Services
Business Segments Information Abstract
Capital Expenditures	79	80	73
Depreciation Expense	64	63	48
Aggregate Segment
Business Segments Information Abstract
Capital Expenditures	$ 169	$ 170	$ 165